Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000215717
Shareholder Report [Line Items]
Fund Name	Anfield Dynamic Fixed Income ETF
Trading Symbol	ADFI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Dynamic Fixed Income ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Dynamic Fixed Income ETF	$154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (August 17, 2020)
Anfield Dynamic Fixed Income ETF - NAV	4.90%	-1.92%
Anfield Dynamic Fixed Income ETF - Market Price	5.14%	-1.86%
Bloomberg U.S. Aggregate Bond Index	5.10%	-2.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Aug. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 44,115,595	$ 44,115,595
Holdings Count | Holding	8	8
Advisory Fees Paid, Amount	$ 220,812
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,115,595
Number of Portfolio Holdings	8
Advisory Fee	$220,812
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%